OPERATING LEASES (Details Narrative)				4 Months Ended	12 Months Ended
	Jan. 01, 2021 USD ($)	Sep. 30, 2020 ft²	Sep. 21, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 02, 2023 ft²	Aug. 31, 2023 ft²
Number of rentable square feet of building | ft²		100,000
Lease terms description					The building lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent adjusted to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.Effective September 1, 2023, the lease was amended to reduce the rentable square feet from 100,000 to approximately 75,000 square feet and the rent and tenant share of expenses were decreased in proportion to the reduction in rentable square feet. The Company recorded this as a lease modification in accordance with ASC 842, Leases, and recorded a reduction to the right of use asset and lease liability of $1,292,316 and $1,376,994, respectively. The Company recognized a gain on the lease modification of $84,678, which was recorded as other income in the Statement of Operations.
Lease term			88 months
Lease commencement date			Sep. 21, 2020
Rent per month	$ 80,000		$ 50,000
Net rentable area | ft²								100,000
Gain on the lease modification				$ 84,678
Operating lease costs					$ 961,333	$ 1,042,346
Remaining lease term				48 months	48 months
Lease discount rate				12.00%	12.00%
Short term lease expense					$ 326,400	$ 16,200
Accounting Standards Update 2016-02 [Member]
Reduction to right of use asset				$ 1,292,316
Reduction to lease liability				$ 1,376,994
Minimum [Member]
Net rentable area | ft²							75,000